Summary of Significant Accounting Policies - Basic and diluted loss per common stock (Details) - USD ($)	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Interest income on restricted cash equivalents held in Trust Account		$ 28,551			$ 5,321			$ 1,153,171	$ 12,025	$ 398,809
Gain on marketable securities (net), dividends and interest, held in Trust Account					1,142,497				3,299,930	3,565,051
Expenses available to be paid with interest income from Trust										(997,313)
Net (loss) income	$ (2,555)	(491,685)	$ (4,755)	$ 622,375	658,150	$ 852,775	$ 324,994	125,935	1,835,919	2,086,083
Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Expenses available to be paid with interest income from Trust		69,129			(282,380)			20,810	(818,514)
Net (loss) income		97,680			865,438			1,173,981	2,493,441	2,966,547
Less: Income attributable to Class A common stock		$ (97,680)			$ (865,438)			$ (1,173,981)	$ (2,493,441)	$ (2,966,547)
Weighted average shares outstanding		23,000,000			23,000,000			23,000,000	22,909,091	22,934,985
Basic and diluted net income per share					$ 0.04			$ 0.05	$ 0.11	$ 0.13
Class B common stock
Summary Of Significant Accounting Policies [Line Items]
Net (loss) income	$ (2,555)	$ (589,365)			$ (207,288)			$ (1,048,046)	$ (657,522)	$ (880,464)
Weighted average shares outstanding	5,000,000	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000
Basic and diluted net income per share	$ 0.00	$ (0.10)			$ (0.04)			$ (0.18)	$ (0.11)	$ (0.15)